Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	LONGEVITY HEALTH HOLDINGS, INC.
Entity Central Index Key	0001842939
Entity Primary SIC Number	2840
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2403 Sidney Street, Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	PA
Entity Tax Identification Number	84-1645738
Business Contact
Document Information [Line Items]
Contact Personnel Name	Rajiv Shukla
Entity Address, Address Line One	Longevity Health Holdings, Inc.
Entity Address, Address Line Two	2403 Sidney Street, Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Entity Address, State or Province	PA